Accrued Expenses: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
As of September 30, 2015 and December 31, 2014, accrued expenses included the following:

$ thousands	2015	2014
	(Unaudited)
Accrued Expenses:
Accrued restructuring charges	$1,248	$3,391
Accrued payroll and related expenses	2,454	3,132
Accrued legal expenses	340	2,242
Accrued expenses	203	164
Total current liabilities	$4,245	$8,929

As of December 31, 2014 and 2013, Accrued expenses included the following:

$ thousands	2014	2013
Accrued Expenses:
Accrued Restructuring Charges	$3,391	$-
Accrued payroll and related expenses	3,132	107
Accrued legal	2,242	662
Accrued expenses	164	74
Total current liabilities	$8,929	$843